Financing arrangements (Long-term Borrowings) (Details) - USD ($) $ in Millions	Dec. 31, 2015	May 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Carrying values of long-term borrowings
Other notes	$ 100		$ 100
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	(210)		(204)
Total carrying value of debt	31,429		30,588
Less current portion	(2,247)		(498)
Total noncurrent debt	$ 29,182		$ 30,090
2.30% notes due 2016 (2.30% 2016 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	2.30%		2.30%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 750		$ 750
2.50% notes due 2016 (2.50% 2016 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	2.50%		2.50%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 1,000		$ 1,000
2.125% notes due 2017 (2.125% 2017 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	2.125%		2.125%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 1,250		$ 1,250
Floating rate notes due 2017 [Member]
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 600		$ 600
1.25% notes due 2017 (1.25% 2017 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	1.25%		1.25%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 850		$ 850
5.85% notes due 2017 (5.85% 2017 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	5.85%		5.85%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 1,100		$ 1,100
6.15% notes due 2018 (6.15% 2018 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	6.15%		6.15%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 500		$ 500
Term loan due 2018 [Member]
Carrying values of long-term borrowings
Loans payable to bank	$ 1,975		$ 4,375
4.375% euro-denominated notes due 2018 (4.375% 2018 euro Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	4.375%		4.375%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 599		$ 670
5.70% notes due 2019 (5.70% 2019 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	5.70%		5.70%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 1,000		$ 1,000
Floating rate notes due 2019 [Member]
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 250		$ 250
2.20% notes due 2019 (2.20% 2019 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	2.20%		2.20%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 1,400		$ 1,400
2.125% euro-denominated notes due 2019 (2.125% 2019 euro Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	2.125%		2.125%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 733		$ 817
4.50% notes due 2020 (4.50% 2020 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	4.50%		4.50%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 300		$ 300
2.125% notes due 2020 (2.125% 2020 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	2.125%	2.125%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 750
3.45% notes due 2020 (3.45% 2020 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	3.45%		3.45%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 900		$ 900
4.10% notes due 2021 (4.10% 2021 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	4.10%		4.10%	4.10%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 1,000		$ 1,000
3.875% notes due 2021 (3.875% 2021 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	3.875%		3.875%	3.875%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 1,750		$ 1,750
2.70% notes due 2022 (2.70% 2022 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	2.70%	2.70%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 500
3.625% notes due 2022 (3.625% 2022 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	3.625%		3.625%	3.625%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 750		$ 750
3.625% notes due 2024 (3.625% 2024 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	3.625%		3.625%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 1,400		$ 1,400
3.125% notes due 2025 (3.125% 2025 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	3.125%	3.125%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 1,000
5.50% pound-sterling-denominated notes due 2026 (5.50% 2026 pound sterling Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	5.50%		5.50%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 700		$ 740
4.00% pound-sterling-denominated notes due 2029 (4.00% 2029 pound sterling Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	4.00%		4.00%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 1,032		$ 1,090
6.375% notes due 2037 (6.375% 2037 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	6.375%		6.375%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 900		$ 900
6.90% notes due 2038 (6.90% 2038 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	6.90%		6.90%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 500		$ 500
6.40% notes due 2039 (6.40% 2039 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	6.40%		6.40%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 1,000		$ 1,000
5.75% notes due 2040 (5.75% 2040 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	5.75%		5.75%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 700		$ 700
4.95% notes due 2041 (4.95% 2041 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	4.95%		4.95%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 600		$ 600
5.15% notes due 2041 (5.15% 2041 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	5.15%		5.15%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 2,250		$ 2,250
5.65% notes due 2042 (5.65% 2042 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	5.65%		5.65%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 1,250		$ 1,250
5.375% notes due 2043 (5.375% 2043 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	5.375%		5.375%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 1,000		$ 1,000
4.40% notes due 2045 (4.40% 2045 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	4.40%	4.40%
Carrying values of long-term borrowings
Notes payable, noncurrent	$ 1,250